ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued salaries and social welfare	$ 118,835	$ 94,037
Accrued expenses	418,989	1,541,415
Reimbursed employee's expense	14,971	79,363
Deposits from customers	86,106	113,834
Others	4,423	155,501
Accrued expenses and other current liabilities	643,324	1,984,150
Less: Accrued expenses and other current liabilities from discontinued operations	0	(194,669)
Accrued expenses and other current liabilities from continuing operations	$ 643,324	$ 1,789,481